Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

On January 4, 2021, the Company issued John Lai 38,516 shares pursuant to his cashless exercise of 42,188 warrants with a strike price of $1.33 per share.

On January 15, 2021, the Company received a conversion notice from one of its convertible note holders whereby they converted $50,000 in convertible note principal and $205 in accrued interest into 17,379 shares of common stock at a conversion rate of $2.89/share.

On January 29, 2021, one warrant holder exercised their warrant for 17,188 shares with a strike price of $1.20 per share on a cashless basis and received 15,629 shares pursuant to the same.

On February 9, 2021, one warrant holder exercised their warrant for 9,000 shares with a strike price of $4.44 per share on a cashless basis and received 5,163 shares pursuant to the same.

NOTE 17 – SUBSEQUENT EVENTS

On June 8, 2020, the Company’s Board of Directors approved a change to the Equity Compensation Plan whereby the accrued compensation may be paid in cash or converted into warrants at a set rate of $.35 with a gross up of 125% starting in the quarter ended June 30, 2020. The number of securities remaining available for future issuance under our equity compensation plans is now 262,767.

Before the balance sheet date of March 31, 2020, the Company entered into an agreement to sell units to an investor for $52,000; after the balance sheet date of March 31, 2020, the Company received proceeds from the sale of units in the amount of $52,000 priced at $.65/unit whereby a unit is made of 1 share of common stock and ½ warrant and whereby a warrant is exercisable for $1.00 per share of common stock and exercisable for a term of 3 years and vested immediately. As of the balance sheet date of March 31, 2020, $52,000 was recorded to equity sale proceeds receivable.

On April 10, 2020, the Company entered into an agreement with a social media marketing service provider to provide various consulting, marketing and other various services for a 6-month term ending on October 10, 2020, in exchange for 120,000 shares of PetVivo common stock.

On May 14, 2020, the Company approved a convertible note offering to directors of the Company whereby Scott Johnson and James Martin both purchased $10,000 each in principal while Gregory Cash purchased $5,000 in principal for a total of $25,000. The terms of the convertible notes are 90 days with interest accrued at 6% and convertible at the VWAP on the date of the notes, all of which were May 14, 2020, making the conversion price $.2538/share. The Company retains the right to prepay these notes if it so chooses, otherwise they automatically convert upon maturity at the end of their 90-day periods.

On June 8, 2020, the Company approved issuance of a warrant for 90,000 shares of common stock to John Lai valued at $27,524 using the Black-Scholes model, exercisable at $.556 per share for a term that ends on October 31, 2020, and vests upon certain performance milestones.

As indicated in Note 7 to these financial statements, at March 31, 2020, the Company was obligated for a related party note payable and accrued interest in the total amount of $61,255; the maturity date of this note was April 30, 2020. As of the date of this filing we are in default on this note. The related party note payable terms are accrual of interest at eight percent annually with payments of $3,100 per month, which are applied to interest first, then principal. The terms also include a stipulation that if the Company receives additional financing during any 24-month period from the date of the note in the amount greater than $3,500,000, the Company will immediately pay the officer the principal amount of the note along with all interest due.

On June 15, 2020, PetVivo Holdings, Inc. (the “Company,” “we,” “us,” or “our company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an investor, pursuant to which the Company sold to the investor up to $705,882 aggregate principal amount of 15% OID convertible promissory notes (the “Notes”) and warrants (the “Warrants”) to purchase up to 1,114,286 shares of common stock, par value $0.001 per share (the “Common Stock”), in two tranches. On June 15, 2020, we issued and sold to the investor a Note in the principal amount of $352,941 and Warrants to purchase 557,143 shares of Common Stock for proceeds of $300,000 (representing an original issue discount of 15%). Within five business days of the date we deliver written notice to the investor following the filing our Annual Report on Form 10-K for the year ended March 31, 2020, at the Company’s discretion, we may issue and sell to the investor an additional Note, of which the investor is required to purchase, in the principal amount of $352,941 and Warrants to purchase an additional 557,143 shares of Common Stock for proceeds of $300,000 (representing an original issue discount of 15%); provided, however, that the investor will not be required to purchase such additional securities if we are in default under the Purchase Agreement or the outstanding Note or if certain other customary closing conditions are not met. The second Tranche Closing may not occur later than December 31, 2020.

The issued Note matures on March 15, 2021. However, we have the right to redeem all or a portion of the Notes on ten days prior written notice, during which time the holder of the Notes may convert the principal amount and all accrued interest on the Notes into Common Stock as discussed below.

The Notes bear interest at the rate of 12.5% per annum and are convertible into shares of Common Stock at a conversion price equal to $0.28 per share or, upon the occurrence and during the continuance of an Event of Default (as defined in the Notes), if lower, at a conversion price equal to 70% of the lowest daily VWAP of the Common Stock during the 15 consecutive trading days immediately preceding the applicable conversion date. However, the holder of the Notes will not have the right to convert any portion of the Notes if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion and under no circumstances may convert the Notes if the investor, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion.

The Warrants are exercisable to purchase shares of Common Stock for a purchase price of $0.35 per share, subject to adjustment, at any time on or prior to June 15, 2025, and may be exercised on a cashless basis if the shares of Common Stock underlying the Warrants are not then registered under the Securities Act.

In connection with this transaction, the Company entered into an Engagement Agreement (the “Engagement Agreement”) with ThinkEquity, a division of Fordham Financial Management, Inc. (the “Placement Agent”), pursuant to which we have agreed to pay the Placement Agent a cash fee equal to 10% of the gross proceeds received by the Company from the investor in this transaction. Pursuant to the Engagement Agreement, we also agreed to grant to the Placement Agent or its designees warrants, substantially in the form of the Warrants, to purchase up to 10% of the aggregate number of shares of common stock underlying purchase price paid for the Notes, which, in the case of the initial closing, equals 75,000 shares of common stock, at an exercise price of $0.35 (the “Placement Agent Warrants”).

The Placement Agent Warrants are exercisable, in whole or in part, commencing on the issuance date and have an exercise period of five years. In the event that there is not an effective registration statement permitting for the resale of the shares underlying the Placement Agent Warrants, the Placement Agent Warrants shall be exercisable on a cashless basis. There are significant restrictions pursuant to FINRA Rule 5110 against transferring the Placement Agent’s Warrants and the shares issuable upon exercise of the Placement Agent Warrants during the one hundred eighty (180) days after the closing date.

The foregoing descriptions of the terms of the Purchase Agreement, the Notes and the Warrants do not purport to be complete and are qualified in their entirety by reference to the full text of the Purchase Agreement, the Notes and the Warrants.